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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:

    This Amendment (Check only one.):   [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hawkins Capital, L.P.
Address: 600 Travis Street, Suite 6650
         Houston, Texas 77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Russell Hawkins
Title:   Manager
Phone:   713-395-9000

Signature, Place, and Date of Signing:

         /s/ Russell Hawkins      Houston, Texas     November 9, 2012
         ---------------------  ------------------  ------------------
             [Signature]          [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       -0-

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $902,382 (thousands)

List of Other Included Managers:

None

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HWKIPLP 09/30/2012

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                                             FORM 13F INFORMATION TABLE

      COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
                                                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS  CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED NONE
PHILIP MORRIS
INTERNATIONAL INC.         Common     718172109  38,943    432,993 SH          Sole               432,993
ACE LIMITED                Common      G0070K10 103,782  1,372,782 SH          Sole             1,372,782
AON PLC                    Common     037389103  97,362  1,861,973 SH          Sole             1,861,973
INTEL CORPORATION          Common     458140100 122,337  5,400,000 SH          Sole             5,400,000
ROYAL DUTCH SHELL PLC      Common     780259107   7,130    100,000 SH          Sole               100,000
CISCO SYSTEMS, INC         Common     17275R102  90,701  4,750,000 SH          Sole             4,750,000
ROYAL DUTCH SHELL PLC      Common     780259206 156,172  2,250,000 SH          Sole             2,250,000
NORTHERN TRUST
CORPORATION                Common     665859104   4,641    100,000 SH          Sole               100,000
INVESTOR AB                Common                12,113    550,000 SH          Sole               550,000
RIO TINTO PLC              Common                23,903    512,500 SH          Sole               512,500
KYOCERA CORPORATION        Common                17,351    200,000 SH          Sole               200,000
OAKTREE CAP GROUP
LLC                        Common     674001201 123,000  3,000,000 SH          Sole             3,000,000
STAPLES, INC               Common     855030102  71,682  6,222,400 SH          Sole             6,222,400
THE CARLYLE GROUP          Common     14309L102  12,332    470,000 SH          Sole               470,000
DELL INC                   Common     24702R101  14,147  1,435,563 SH          Sole             1,435,563
BNY - MELLON               Common     064058100   6,786    300,000 SH          Sole               300,000
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